Debt Due to Related Parties, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
Debt Due to Related Parties
8.	Debt Due to Related Parties
As of September 30, 2023 and March 31, 2023, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	September 30, 2023	March 31, 2023
First Lien Credit Agreement	$22,401	$21,350
Second Lien Credit Agreement	76,900	73,291
Other borrowings	2,128	2,076
Unamortized debt premiums	712	2,597

Total debt due to related parties	$102,141	$99,314

First and Second Lien Credit Agreements
On August 13, 2020, Ben, through its subsidiary Beneficient Capital Company II, L.L.C. (formerly known as Beneficient Capital Company, L.L.C.) (“BCC”), executed the Second Amended and Restated First Lien Credit Agreement (“First Lien Credit Agreement”) and the Second Amended and Restated Second Lien Credit Agreement (“Second Lien Credit Agreement”) collectively, (the “Second A&R Agreements”) with its lender, HCLP Nominees, L.L.C (“HCLP” or the “lender”), to amend its First Lien Credit Agreement and Second Lien Credit Agreement dated September 1, 2017 and December 28, 2018, respectively. The Second A&R Agreements have been further amended from time to time to extend the maturity date and defer principal and interest payments, among other things. In connection with the amendments to the Second A&R Agreements, Ben agreed to pay extension fees on a percentage of the amount outstanding under the credit agreements as of the date of the respective amendment. The interest rate on each loan under the Second A&R Agreements is 1-month LIBOR plus 8.0%, with a maximum interest rate of 9.5%.
As part of Ben’s formative transactions in 2017, the First Lien Credit Agreement proceeds were loaned by HCLP to a subsidiary of Ben. Ben’s subsidiary then loaned the amount on to the Customer ExAlt Trusts so that the Customer ExAlt Trusts could acquire investments in alternative assets purchased from certain other constituent trusts of the formative ExAlt PlanTM of which MHT Financial was named the beneficiary (such trusts, the “2017-18 Exchange Trusts”). As discussed in Note 13, the balance of this related party debt at the time of Ben’s September 1, 2017 commencement of Ben’s commercial operations reduced the balance of the preferred equity held by Ben’s founders.

On March 24, 2022, Ben executed Consents and Amendments No. 4 to the Second A&R Agreements with its lender, which, among other things, (i) deferred the payment of accrued and unpaid interest to March 24, 2022, (ii) evidenced the terms agreed to in the December 1, 2021 term sheet, (iii) extended the maturity date of the loans to August 31, 2023, and (iv) established revised installment payments for each loan of $5.0 million due on May 10, 2022, August 10, 2022, December 10, 2022, and March 10, 2023, so long as each payment does not cause the Company to incur a going concern, and (v) amended the occurrence of an event of default to require notice from HCLP on almost all potential defaults listed under the Second A&R Agreements. In addition, Ben agreed to pay fees totaling approximately 6.5% of the outstanding principal before giving effect to the amendments.
On February 15, 2023, Ben executed those certain Amendment No. 5 to Second Amended and Restated Credit Agreement and Consent and Amendment No. 5 to Second Amended and Restated Second Lien Credit Agreement with HCLP, pursuant to which, as required by Amendments No. 4, certain Ben subsidiaries became subsidiary guarantors and entered into those certain Amended and Restated Security and Pledge Agreement (First Lien) and Amended and Restated Security and Pledge Agreement (Second Lien), that certain first lien Guaranty and that certain second lien Guaranty.
On June 5, 2023, BCH, entered into those certain Consent and Amendment No. 6 to Second Amended and Restated Credit Agreement, which amended the First Lien Credit Agreement, and Consent and Amendment No. 6 to Second Amended and Restated Second Lien Credit Agreement (collectively, the “Sixth Amendments”), which amended the Second Lien Credit Agreement, each among BCH, HCLP and the other parties thereto. Among other things, the Sixth Amendments (i) allowed for the consummation of the Transactions pursuant to the Business Combination Agreement, and effective as June 7, 2023 (ii) amended the definition of “Change of Control” (as defined therein), and (iii) provided that Beneficient will be the “Parent” thereunder.
On July 12, 2023, BCH, entered into (a) that certain Amendment No. 7 to the First Lien Amendment, which amended the First Lien Credit Agreement, and (b) that certain Amendment No. 7 to Second Lien Amendment (together with the First Lien Amendment, the “Seventh Amendments”), which amended the Second Lien Credit Agreement, each among BCH, HCLP and the other parties thereto. Among other things, the Seventh Amendments (i) modified the interest rate to a fixed rate of 9.5% (ii) extended the maturity dates of the First Lien Amendment and the Second Lien Amendment to September 15, 2024 and September 15, 2027, respectively, and (iii) agreed to installment payments on the First Lien Amendment of $5.0 million on each of March 29th, June 28th, September 29th, and December 29th of each year for so long as the obligations remain outstanding, and so long as such payments do not cause a going concern. No payments will be made on the Second Lien Amendment until the obligations on the First Lien Amendment have been fully satisfied. Ben agreed to pay fees totaling approximately $0.1 million. During the three and six months ended September 30, 2023 and 2022, no deferred financing costs were paid to the lender. Through September 30, 2023, all required principal and interest payments due under the Second A&R Agreements have been paid.
In connection with the Second A&R Agreements, Beneficient Holdings, Inc. (“BHI”), which owns a majority of the Class S Ordinary Units, BCH Preferred A.1, and FLP Subclass 1 Unit Accounts issued by BCH, will grant certain tax-related concessions to the Lender as may be mutually agreed upon between the parties. In exchange for the tax-related concessions, 5.0% of BHI’s BCH Preferred A.1, which will be held by the Lender, may convert to BCH Preferred A.0. In addition, recipients of a grant of BCH Preferred A.1 from BHI will have the right to put an amount of BCH Preferred A.1 to Ben equal to any associated tax liability stemming from any such grant; provided that the aggregated associated tax liability shall not relate to more than $30.0 million of grants of BCH Preferred A.1 from BHI. No such liability existed as of September 30, 2023 and March 31, 2023.
The Second A&R Agreements and ancillary documents contain covenants that (i) prevent Ben from issuing any securities senior to the BCH Preferred A.0 or BCH Preferred A.1 Unit Accounts; (ii) prevent Ben from incurring additional debt or borrowings greater than $10.0 million, other than trade payables, while the loans are outstanding; and (iii) prevent, without the written consent of the lender, GWG Holdings from selling, transferring, or otherwise disposing of any BCH Preferred A.1 held as of May 15, 2020, other than to its subsidiary GWG DLP Funding V, LLC. As of September 30, 2023, the Company was in compliance with all covenants.
Maturities of principal on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2024	$—
2025	24,529
2026	—
2027	—
2028	76,900
As more fully described in Note 19, on October 19, 2023, we entered into a three-year $25.0 million term loan with HH-BDH LLC, that accrues interest at adjusted daily simple secured overnight financing rate (“SOFR”) + 6.5% for the first two years and adjusted daily simple SOFR + 5.5% for the third year, and matures October 19, 2026.

11. Debt Due to Related Parties
As of March 31, 2023 and March 31, 2022, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	March 31, 2023	March 31, 2022
First Lien Credit Agreement	$21,350	$21,298
Second Lien Credit Agreement	73,291	73,120
Other borrowings	2,076	2,747
Unamortized debt premiums	2,597	8,752

Total debt due to related parties	$99,314	$105,917

First and Second Lien Credit Agreements
On August 13, 2020, Ben, through its subsidiary Beneficient Capital Company II, L.L.C. (formerly known as Beneficient Capital Company, L.L.C.) (“BCC”), executed the Second Amended and Restated First Lien Credit

Agreement (“First Lien Credit Agreement”) and the Second Amended and Restated Second Lien Credit Agreement (“Second Lien Credit Agreement”) collectively, (the “Second A&R Agreements”) with its lender, HCLP Nominees, L.L.C (“HCLP” or the “lender”), to amend its First Lien Credit Agreement and Second Lien Credit Agreement dated September 1, 2017 and December 28, 2018, respectively. The Second A&R Agreements have been further amended from time to time to extend the maturity date and defer principal and interest payments, among other things. In connection with the amendments to the Second A&R Agreements, Ben agreed to pay extension fees on a percentage of the amount outstanding under the credit agreements as of the date of the respective amendment. The interest rate on each loan under the Second A&R Agreements is
1-month
LIBOR plus 8.0%, with a maximum interest rate of 9.5%.
As part of Ben’s formative transactions in 2017, the First Lien Credit Agreement proceeds were loaned by HCLP to a subsidiary of Ben. Ben’s subsidiary then loaned the amount on to the Customer ExAlt Trusts so that the Customer ExAlt Trusts could acquire investments in alternative assets purchased from certain other constituent trusts of the formative ExAlt Plan
™
of which MHT Financial was named the beneficiary (such trusts, the
“2017-18
Exchange Trusts”). Refer to the Common Units section of Note 13 for further information. As discussed in Note 16, the balance of this related party debt at the time of Ben’s September 1, 2017 commencement of Ben’s commercial operations reduced the balance of the preferred equity held by Ben’s founders.
On December 1, 2021, Ben executed a binding term sheet with HCLP, in which HCLP agreed to return up to $20.0 million of principal and interest payments (the “Returned Amount”) previously made by BCG pursuant to the Second A&R Agreements. The Returned Amount was applied to, and increased the outstanding principal balance of, the First Lien Credit Agreement. HCLP returned $17.95 million to BCG on December 1, 2021, and the remainder of the Returned Amount is available for return to BCG at its discretion. BCH used a portion of such payment to redeem GWG Holdings’ Preferred C.0 Unit Accounts as further described in Note 13. BCG agreed to pay HCLP an amendment fee of $1.0 million as well as HCLP’s legal fees incurred in connection with the amendment.
On March 24, 2022, Ben executed Consents and Amendments No. 4 to the Second A&R Agreements with its lender, which, among other things, (i) deferred the payment of accrued and unpaid interest to March 24, 2022, (ii) evidenced the terms agreed to in the December 1, 2021 term sheet discussed above, (iii) extended the maturity date of the loans to August 31, 2023, and (iv) established revised installment payments for each loan of $5.0 million due on May 10, 2022, August 10, 2022, December 10, 2022, and March 10, 2023, so long as each payment does not cause the Company to incur a going concern, and (v) amended the occurrence of an event of default to require notice from HCLP on almost all potential defaults listed under the Second A&R Agreements. In addition, Ben agreed to pay fees totaling approximately 6.5% of the outstanding principal before giving effect to the amendments. During the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, Ben paid nil, $8.6 million, $1.1 million, and $3.2 million, respectively, in deferred financing costs to the lender. Through March 31, 2023, all required principal and interest payments due under the Second A&R Agreements have been paid.
In connection with the term sheet executed on December 1, 2021 and Consents and Amendments No. 4 to the Second A&R Agreements, Ben recorded a $19.5 million loss on extinguishment of debt during the year ended December 31, 2021, which is reflected in the loss on extinguishment of debt line item on the consolidated statements of comprehensive income (loss).
On February 15, 2023, Ben executed those certain Amendment No. 5 to Second Amended and Restated Credit Agreement and Consent and Amendment No. 5 to Second Amended and Restated Second Lien Credit Agreement with HCLP, pursuant to which, as required by Amendments No. 4, certain Ben subsidiaries became subsidiary guarantors and entered into those certain Amended and Restated Security and Pledge Agreement (First Lien) and Amended and Restated Security and Pledge Agreement (Second Lien), that certain first lien Guaranty and that certain second lien Guaranty.

In connection with the Second A&R Agreements, Beneficient Holdings, Inc. (“BHI”), which owns a majority of the Class S Ordinary Units, BCH Preferred A.1, and FLP Subclass 1 Unit Accounts issued by BCH, will grant certain tax-related
concessions to the Lender as may be mutually agreed upon between the parties. In exchange for the tax-related
concessions, 5.0% of BHI’s BCH Preferred A.1, which will be held by the Lender, may convert to BCH Preferred A.0. In addition, recipients of a grant of BCH Preferred A.1 from BHI will have the right to put an amount of BCH Preferred A.1 to Ben equal to any associated tax liability stemming from any such grant; provided that the aggregated associated tax liability shall not relate to more than $30.0 million of grants of BCH Preferred A.1 from BHI. A liability of $3.8 million was recorded for the put right as of March 31, 2022 related to the BHI Grants (as defined in Note 12). No such liability existed as of March 31, 2023 as the liability was settled for cash during June 2022.
The Second A&R Agreements and ancillary documents contain covenants that (i) prevent Ben from issuing any securities senior to the BCH Preferred A.0 or BCH Preferred A.1 Unit Accounts; (ii) prevent Ben from incurring additional debt or borrowings greater than $10.0 million, other than trade payables, while the loans are outstanding; and (iii) prevent, without the written consent of the lender, GWG Holdings from selling, transferring, or otherwise disposing of any BCH Preferred A.1 held as of May 15, 2020, other than to its subsidiary GWG DLP Funding V, LLC. As of March 31, 2023, the Company was in compliance with all covenants.
Maturities of principal on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2023	$—
2024	94,641
2025	2,076
2026	—
2027	—